Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,314,587	€ 1,202,917	€ 1,088,375
J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	201,345	197,000	179,500
C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	171,269	187,167	154,875
N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	125,269	145,000	123,750
O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	116,269	131,833	121,250
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	154,269	158,500	142,250
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	119,102	114,500	46,667
A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	116,269	121,333	42,333
M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	133,769	51,500
P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	89,513
F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	87,513
H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation		55,333	136,125
J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation		40,750	141,625
Membership [Member]
Information on remuneration [Line Items]
Key management personnel compensation	1,013,333	870,000	731,250
Membership [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	155,000	155,000	140,000
Membership [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	115,000	115,000	96,250
Membership [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	85,000
Membership [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	85,000
Membership [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	85,000
Membership [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	38,333
Membership [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	31,667
Membership [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	41,667
Membership [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	66,667
Membership [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	76,667
Membership [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation		33,333	85,000
Membership [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation		25,000	85,000
Committees [Member]
Information on remuneration [Line Items]
Key management personnel compensation	236,000	201,917	189,125
Committees [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	35,000	27,500
Committees [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	49,000	50,167	36,625
Committees [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000	18,000	14,250
Committees [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	19,833	14,250
Committees [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	42,000	41,500	25,250
Committees [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	9,333	0	0
Committees [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	9,333	0
Committees [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	24,000	1,500
Committees [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	21,333
Committees [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	9,333
Committees [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation		16,333	36,625
Committees [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation		10,250	34,625
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	65,254	131,000	168,000
Other compensation [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation	11,345	7,000	12,000
Other compensation [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation	7,269	22,000	22,000
Other compensation [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	7,269	27,000	24,500
Other compensation [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269	12,000	22,000
Other compensation [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	12,269	17,000	32,000
Other compensation [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	9,769	14,500	8,333
Other compensation [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	2,269	12,000	10,667
Other compensation [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	9,769	8,333
Other compensation [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	1,513
Other compensation [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,513
Other compensation [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation		5,667	14,500
Other compensation [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 5,500	€ 22,000